Sales Use Tax Examination - Narrative (Detail) - California - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Sales and Use Tax Examinations [Line Items]
Sales tax payable	$ 1.4	$ 0.7
Indemnification receivable during pre-acquisition	$ 1.4	$ 0.7